SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	715,000	615,000	895,000
Weighted average remaining contractual life (years)	2 years 9 months 7 days
Weighted average exercise price | $ / shares	$ 1.51	$ 1.41	$ 1.16
Number of stock options exercisable | shares	667,500
Weighted average exercise price exercisable | $ / shares	$ 1.47
Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	3,763	3,237	4,711
Weighted average remaining contractual life (years)	2 years 9 months 7 days
Weighted average exercise price | $ / shares	$ 286.9	$ 267.9	$ 220.4
Number of stock options exercisable | shares	3,513
Weighted average exercise price exercisable | $ / shares	$ 279.3
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	250,000
Weighted average remaining contractual life (years)	2 years 3 months
Weighted average exercise price | $ / shares	$ 0.82
Number of stock options exercisable | shares	250,000
Weighted average exercise price exercisable | $ / shares	$ 0.82
Stock Options One [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	1,316
Weighted average remaining contractual life (years)	2 years 3 months
Weighted average exercise price | $ / shares	$ 155.8
Number of stock options exercisable | shares	1,316
Weighted average exercise price exercisable | $ / shares	$ 155.8
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	240,000
Weighted average remaining contractual life (years)	2 years 6 months
Weighted average exercise price | $ / shares	$ 1.22
Number of stock options exercisable | shares	240,000
Weighted average exercise price exercisable | $ / shares	$ 1.22
Stock Options Two [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	1,263
Weighted average remaining contractual life (years)	2 years 6 months
Weighted average exercise price | $ / shares	$ 231.8
Number of stock options exercisable | shares	1,263
Weighted average exercise price exercisable | $ / shares	$ 231.8
Stock Options Three [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	115,000
Weighted average remaining contractual life (years)	2 years 9 months 29 days
Weighted average exercise price | $ / shares	$ 2.65
Number of stock options exercisable | shares	115,000
Weighted average exercise price exercisable | $ / shares	$ 2.65
Stock Options Three [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	605
Weighted average remaining contractual life (years)	2 years 9 months 29 days
Weighted average exercise price | $ / shares	$ 503.5
Number of stock options exercisable | shares	605
Weighted average exercise price exercisable | $ / shares	$ 503.5
Stock Options Four [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	10,000
Weighted average remaining contractual life (years)	3 years 6 months
Weighted average exercise price | $ / shares	$ 6.20
Number of stock options exercisable | shares	10,000
Weighted average exercise price exercisable | $ / shares	$ 6.20
Stock Options Four [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	53
Weighted average remaining contractual life (years)	3 years 6 months
Weighted average exercise price | $ / shares	$ 1,178
Number of stock options exercisable | shares	53
Weighted average exercise price exercisable | $ / shares	$ 1,178
Stock Options Five [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	10,000
Weighted average remaining contractual life (years)	4 years 3 months 29 days
Weighted average exercise price | $ / shares	$ 3.82
Number of stock options exercisable | shares	7,500
Weighted average exercise price exercisable | $ / shares	$ 3.82
Stock Options Five [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	53
Weighted average remaining contractual life (years)	4 years 3 months 29 days
Weighted average exercise price | $ / shares	$ 725.8
Number of stock options exercisable | shares	39
Weighted average exercise price exercisable | $ / shares	$ 725.8
Stock options six [member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	90,000
Weighted average remaining contractual life (years)	4 years 6 months 29 days
Weighted average exercise price | $ / shares	$ 1.93
Number of stock options exercisable | shares	45,000
Weighted average exercise price exercisable | $ / shares	$ 1.93
Stock options six [member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price exercisable | $ / shares	$ 366.7
Stock options six [member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	473
Weighted average remaining contractual life (years)	4 years 6 months 29 days
Weighted average exercise price | $ / shares	$ 366.7
Number of stock options exercisable | shares	237